[Ameritas Logo]
Ameritas Life Insurance Corp.
--------------------------------------------------------------------------------
5900 "O" Street / Lincoln, NE  68510

February 27, 2013

                                                Via EDGAR and Overnight Delivery


Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re: Ameritas Life Insurance Corp. ("Depositor" or "Ameritas") and Ameritas Life Insurance Corp. Separate Account LLVA (1940 Act No.
           811-07661) ("Registrant" or "Separate Account")

        Ameritas No-Load Variable Annuity Policy Form 6150 (1933 Act No.
           333-120972)
        Post-Effective Amendment No. 12 on Form N-4 Pursuant to Rule 485(a)

Dear Ms. Roberts:

We are submitting this Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Life Insurance Corp. Separate Account LLVA ("Registrant" and "Separate Account").

The Registrant requests selective review of this Amendment pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(i) Material provisions of this registration were reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Post-Effective Amendment No. 8 to Registration No. 333-120972, filed under Rule 485(a) on October 30, 2009. Since that filing, annual updates under Rule 485(b) were submitted as Post-Effective Amendments Nos. 9, 10, and 11, filed on April 26, 2010, April 18, 2011, and April 19, 2012, respectively.

(ii) In addition to the amendments listed at (i), above, Post-Effective Amendment No. 1 to Registration No. 333-182090, filed December 31, 2012, and the Pre-Effective Amendment for Registration No. 333-182091, filed August 27, 2012, also serve as precedent for this Amendment.

(iii) Material changes in this Amendment are to add Non-Program GLWB Models, which will be available for Policies sold with Guaranteed Lifetime Withdrawal Benefit ("GLWB") riders on and after May 1, 2013. These changes are consistent with other provisions of this Registration No. 333-120972, the December 31, 2012 Amendment No. 1 to Registration No. 333-182090, and our responses to staff comments received February 13, 2013, on Amendment No. 1 to Registration No. 333-182090.

(iv) Changes from the last Rule 485(b) amendment for this Registration No. 333-120972, as discussed below, are marked in redline in the courtesy copies of the prospectus and Statement of Additional Information ("SAI") for this Amendment, which are enclosed.

(v) The prospectus INVESTMENT OPTIONS and POLICY DISTRIBUTIONS sections and the SAI Asset Allocations section are revised for the material changes, as follows:
     1.   Page 18. Inserted a Possible Allocations Chart section.
     2.   Pages 18-20. Revised the Asset Allocation Program section.
     3.   Page 21. Added a new section for Non-Program GLWB Models.

     4. Page 31. Added disclosure relating to the Non-Program GLWB Models to the GLWB Rider section, Asset Allocation, and made other revisions consistent with SEC comments on Amendment No. 1 to Registration No. 333-182090.
     5.   SAI Page 5. Added a paragraph for Non-Program Models.

Other revisions made to the prospectus and SAI since the last amendment include:

1. Page 1 and Last Page of prospectus; SAI Page 1. Updated the effective date to May 1, 2013.

2. Pages 1, 4, and SAI Page 1. Revised the product name to add "NLVA 6150," which is consistent with the SEC class identifier for this product.

3. Pages 1, 5, 6-8, 8-9, and 11-13. Updated some fund and portfolio names and added new portfolios. However, further changes to charts on these pages for names of funds, portfolios, advisers, portfolio expenses as of December 31, 2012, portfolio objectives as of May 1, 2013, and the Examples of Expenses chart will be based on information provided by the fund companies and made in a subsequent amendment.

4. Page 1. Revised footnotes to the portfolio chart, to reference specific other sections.

5. Pages 1, Last Page, and SAI Page 4. Deleted specific steps on how to locate the prospectus from Page 1, since former instructions no longer match the SEC web page. Detailed instructions to locate the prospectus through the SEC website are updated on the Last Page and SAI Page 4.

6. Pages 1 and 4. Added disclosure relating to guarantees. This is consistent with a comment in the SEC letter for the initial filing of Registration No. 333-182091 dated July 20, 2012, and our response in the Pre-Effective Amendment for Registration No. 333-182091, filed August 27, 2012.

7. Pages 1, 3, and SAI Page 1. Added the term "Company" to the short cites and definition for Ameritas Life Insurance Corp., and re-ordered definitions based on this change. Also added a sentence describing use of lower case pronouns used in certain definitions on Page 3.

8. Page 2 and SAI Pages 1 and 6. Added disclosure about registered service marks used in the prospectus and SAI.

9. Page 2. Updated the table of contents. These changes include adding names of new sections described in Item (v), above and repagination. Page numbers are not in redline.

10. Page 3. Revised the definition of the term "Policy Date" to include a reference to the fact that the application must be received "in good order," consistent with staff comments for Registration No. 333-182090 received February 13, 2013.

11. Pages 4, 5, 22, 23, 29, and SAI Page 2. Added disclosure that NLVA 6150 is no longer offered for new sales on pages 4 and 22, deleted text related to the "right to examine" the Policy on page 23, revised other text to past tense, and deleted a reference to the Policy being offered continuously on SAI page 2, since this product is no longer offered for new sales.

12. Page 4. Added a statement that prior approval is required if an owner or annuitant has more than $1 million total premium of annuities with the Depositor. This requirement is stated in the Policy.

13. Page 10. Modified the description of GLWB rider charges for the possibility of deduction from a model consisting of a single investment option (such as Non-Program GLWB Models), consistent with our responses to staff comments received February 13, 2013, for Amendment No. 1 to Registration No. 333-182090.

14. Page 11. Added a sentence to list other terms that may be used to describe the underlying investments. This change is consistent with Post-Effective Amendment No. 1 to Registration No. 333-182090, filed December 31, 2012.

15. Pages 13, 20, 38 and SAI Pages 1, 2, 4, 5. Revised the footnote to the underlying portfolios objectives chart on page 13 to incorporate the ultimate holding company's change in name from "UNIFI" to "Ameritas" (notice of which was filed by a Supplement dated May 2, 2012). Changed other references to "UNIFI" to "Ameritas," consistent with this name change.

16. Pages 13, 18-20, and SAI Pages 2, 4-5. Updated the name of our affiliate, Summit Investment Advisors, which is planned to be renamed "Ameritas Investment Partners, Inc." on or about April 30, 2013.

17. Page 13. Used shorter sentences for better clarity. Also revised a footnote reference to Appendix A to clarify that that Appendix also provides current and historical fund names.

18. Page 22. Added a sentence stating that we may reject any premium for regulatory reasons or if it does not meet the requirements of the Policy. This is consistent with the additional comment we received from the SEC August 22, 2012, for Registration No. 333-182091 and documented in Correspondence dated August 23, 2012, as well as the Pre-Effective Amendment for Registration No. 333-182091 filed August 27, 2012. The statement in this Amendment is limited to premium (and not applications) since, as discussed in Item 11, above, this product is no longer for sale.

19. Page 30. Added disclosure clarifying the earliest the GLWB rider may be activated, and clarifying when certain service forms must be included.

20. Pages 31, 32, 36-37 and Appendix B. The Federal Income Tax Matters section and Appendix B on Tax-Qualified Plan Disclosures were reviewed by our tax attorney. Based on his comments, references to a "Regular IRA" were changed to "Traditional IRA" on pages 31 and 32, and Appendix B was updated, accordingly.

21. Pages 32-33 and 34. Added numerical examples to the GLWB section, showing the effect of partial withdrawals. We emphasize that the numbers used are assumptions and actual results will depend on Policy experience. These changes are consistent with our August 2, 2012 response to an SEC comment received July 20, 2012 for Registration No. 333-182091.

22.  Page 35. Corrected the reference to another section title.

23. Page 35. Deleted condition related to loans, since loans are not available with this product.

24. Page 38. The About Our Company section is updated for current business activity.

25. Appendix A. Updated the Accumulation Unit Values chart with 2012 data for the NLVA 6150 and NLVA 4080 policies, both of which are no longer offered for sale, but for which the Registrant may continue to accept payments.

26.  Last Page. Updated the copyright date for the prospectus.

27.  SAI Page 1. Corrected website information.

28. SAI Pages 1 and 6. Revised dates and text in the Services and Financial Statements sections, since financial statements are not currently available and will be submitted in a later amendment.

29. SAI Page 2. Updated Services and Underwriting sections for amounts paid the past three years.

30. Minor revisions to clarify text and correct punctuation, capitalization, and plurals were made on prospectus Pages 1, 11, 16, 19, 31, 33, and SAI Pages 2 and 4.

We acknowledge that: the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Vice President & Associate General Counsel, Variable Contracts & AIC

Enclosure